Asbestos (Tables)	12 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Asbestos Adjustments

The asbestos adjustments included in the consolidated statements of operations and comprehensive income comprise the following:

	Years Ended 31 March
(Millions of US dollars)	2014	2013	2012
Change in estimates:
Change in actuarial estimate – asbestos liability	$(340.3)	$(163.0)	$(67.8)
Change in actuarial estimate – insurance receivable	31.2	27.9	49.8
Change in estimate – AICF claims-handling costs	0.9	5.9	8.4

Subtotal – Change in estimates	(308.2)	(129.2)	(9.6)

Recovery of Insurance Receivables	15.2	11.9	-
Gain (loss) on foreign currency exchange	97.2	0.2	(6.2)

Total Asbestos Adjustments	$(195.8)	$(117.1)	$(15.8)

Asbestos-Related Assets and Liabilities

These amounts are detailed in the table below, and the net total of these asbestos-related assets and liabilities is referred to by the Company as the “Net AFFA Liability.”

	31 March
(Millions of US dollars)	2014	2013
Asbestos liability – current	$(134.5)	$(135.0)
Asbestos liability – non-current	(1,571.7)	(1,558.7)

Asbestos liability – Total	(1,706.2)	(1,693.7)

Insurance receivable – current	28.0	22.2
Insurance receivable – non-current	198.1	209.4

Insurance receivable – Total	226.1	231.6

Workers’ compensation asset – current	4.3	0.9
Workers’ compensation asset – non-current	47.6	60.7
Workers’ compensation liability – current	(4.3)	(0.9)
Workers’ compensation liability – non-current	(47.6)	(60.7)

Workers’ compensation – Total	-	-

Loan facility	(47.0)	-
Other net liabilities	(0.8)	(1.6)
Restricted cash and cash equivalents and restrictedshort-term investment assets of the AICF	60.3	133.5

Net AFFA liability	$(1,467.6)	$(1,330.2)

Deferred income taxes – current	16.5	18.6
Deferred income taxes – non-current	455.2	434.1

Deferred income taxes – Total	471.7	452.7

Income tax payable	16.7	25.9

Net Unfunded AFFA liability, net of tax	$(979.2)	$(851.6)

Summary of Changes in Asbestos Liability

The changes in the asbestos liability for the year ended 31 March 2014 are detailed in the table below:

	A$ Millions	A$ to US$ rate	US$ Millions
Asbestos liability – 31 March 2013	A$(1,625.4)	0.9597	$(1,693.7)
Asbestos claims paid[1]	140.4	1.0716	131.0
AICF claims - handling costs incurred[1]	2.7	1.0716	2.5
Change in actuarial estimate[2]	(369.1)	1.0845	(340.3)
Change in claims handling cost estimate[2]	1.0	1.0845	0.9
Effect of foreign exchange			$193.4

Asbestos liability – 31 March 2014	A$(1,850.4)	1.0845	$(1,706.2)

Summary of Changes in Insurance Receivable

The changes in the insurance receivable for the year ended 31 March 2014 are detailed in the table below:

	A$ Millions	A$ to US$ rate	US$ Millions
Insurance receivables – 31 March 2013	A$222.3	0.9597	$ 231.6
Insurance recoveries [1]	(27.5)	1.0716	(25.7)
Recovery of Insurance Receivables [2]	16.5	1.0845	15.2
Change in actuarial estimate[2]	34.0	1.0845	31.2
Effect of foreign exchange			(26.2)

Insurance receivables – 31 March 2014	A$245.3	1.0845	$ 226.1

Changes in Deferred Income Taxes

The changes in the deferred income taxes – asbestos for the year ended 31 March 2014 are detailed in the table below:

	A$ Millions	A$ to US$ rate	US$ Millions
Deferred Tax Assets – 31 March 2013	A$ 434.4	0.9597	$ 452.7
Offset to Income Tax Payable[1]	(18.0)	1.0716	(16.8)
AICF Earnings[1]	(0.3)	1.0716	(0.3)
Impact of change in estimates[2]	95.3	1.0845	87.9
Effect of foreign exchange			(51.8)

Deferred tax asset – 31 March 2014	A$ 511.4	1.0845	$ 471.7

[1]	The average exchange rate for the period is used to convert the Australian dollar amount to US dollars based on the assumption that these transactions occurred evenly throughout the period.

[2]	The spot exchange rate at 31 March 2014 is used to convert the Australian dollar amount to US dollars as the adjustment was made on that date.

[3]	The weighted average spot exchange rates on the dates the transactions occurred are used to convert the Australian dollar amounts to US dollars as the adjustments were made on those dates.

Changes in Restricted Cash and Short-Term Investments

The changes in restricted cash and short-term investments of AICF for the year ended 31 March 2014 are set forth in the table below:

	A$ Millions	A$ to US$ rate	US$ Millions

Restricted cash assets – 31 March 2013	A$ 128.1	0.9597	$ 133.5
Asbestos claims paid[1]	(140.4)	1.0716	(131.0)
AICF operating costs paid – claims -handling[1]	(2.7)	1.0716	(2.5)
AICF operating costs paid – non claims -handling[1]	(2.3)	1.0716	(2.1)
Insurance recoveries[1]	27.5	1.0716	25.7
Interest and investment income[1]	3.1	1.0716	2.9
NSW loan – drawdowns[3]	25.3	1.1186	22.6
NSW loan – drawdowns[3]	25.3	1.0983	23.0
Interest Received[3]	0.9	1.0074	0.9
Other[1]	0.7	1.0716	0.7
Effect of foreign exchange			(13.4)

Restricted cash & investments – 31 March 2014	A$ 65.5	1.0845	$ 60.3

[1]	The average exchange rate for the period is used to convert the Australian dollar amount to US dollars based on the assumption that these transactions occurred evenly throughout the period.

[2]	The spot exchange rates on the date the transactions occurred are used to convert the Australian dollar amounts to US dollars.

[3]	The weighted average spot exchange rates on the dates the transactions occurred are used to convert the Australian dollar amounts to US dollars as the adjustments were made on those dates.

Central Estimates, Net of Insurance Recoveries

The following table sets forth the Central Estimates, net of insurance recoveries, calculated by KPMG Actuarial as of 31 March 2014:

Year Ended 31 March 2014
(Millions of US and Australian dollars, respectively)	US$	A$
Central Estimate – Discounted & Inflated	$ 1,724.5	A$ 1,870.2
Central Estimate – Undiscounted but Inflated	2,586.5	2,805.1
Central Estimate – Used by the Company	$ 1,426.1	A$ 1,546.6

Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed

The following table shows the activity related to the numbers of open claims, new claims and closed claims during each of the past five years and the average settlement per settled claim and case closed:

	For the Years Ended 31 March
	2014		2013		2012		2011		2010

Number of open claims at beginning of period		462		592		564		529		534
Number of new claims		608		542		456		494		535
Number of closed claims		604		672		428		459		540
Number of open claims at end of period		466		462		592		564		529
Average settlement amount per settled claim	A$	253,185	A$	231,313	A$	218,610	A$	204,366	A$	190,627
Average settlement amount per case closed	A$	212,944	A$	200,561	A$	198,179	A$	173,199	A$	171,917

Average settlement amount per settled claim	US$	236,268	US$	238,615	US$	228,361	US$	193,090	US$	162,250
Average settlement amount per case closed	US$	198,716	US$	206,892	US$	207,019	US$	163,642	US$	146,325